Cash flow statement - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ (59)	£ (413)	£ (1,101)
Change in customer deposits	13,413	9,841	(4,219)
Change in repurchase agreements	(193)	58	(10,888)
Change in amounts due to fellow Lloyds Banking Group undertakings	(1,188)	(298)	(408)
Change in financial liabilities at fair value through profit or loss	(513)	(703)	(138)
Change in derivative financial instruments	(1,362)	1,480	(1,584)
Change in debt securities in issue at amortised cost	6,822	(7,160)	3,393
Change in other operating liabilities	(1,506)	1,665	(380)
Change in operating liabilities	15,414	4,470	(15,325)
Increase (decrease) in lease liabilities	£ (233)	£ (370)	£ 329